Capital Structure	12 Months Ended
Dec. 31, 2020
Capital Structure [Abstract]
Capital Structure
11.	Capital Structure:

(a)	Common Stock

i)	NASDAQ Notification – Effect of Reverse Stock Split

On March 20, 2019, the Company’s common stock began trading on a split-adjusted basis, following a February 26, 2019 approval from the Company’s Board of Directors to reverse split the Company’s common stock at a ratio of one-for-fifteen. No fractional shares were issued in connection with the reverse split. Shareholders who would otherwise hold a fractional share of the Company’s common stock received a cash payment in lieu of such fractional share. As a result, 961 shares were cancelled in order not to issue fractional shares. All share and per share amounts disclosed in the consolidated financial statements and notes give effect to this reverse stock split retroactively, for all periods presented.

On July 15, 2019, the Company received a written notification from the NASDAQ Stock Market, indicating that because the closing bid price of the Company’s common stock for 30 consecutive business days, from May 31, 2019 to July 12, 2019, was below the minimum $1.00 per share bid price requirement for continued listing on the Nasdaq Capital Market, the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2). Pursuant to Nasdaq Listing Rule 5810(c)(3)(A), the applicable grace period to regain compliance was 180 days, or until January 13, 2020. During the Company’s 2019 annual general meeting, the Company’s shareholders approved a reverse stock split of its issued and outstanding common stock at a ratio of not less than 1‑for‑2 and not more than 1‑for‑20, and granted the board of directors the authority to determine whether to implement any reverse stock split and, if so, to select an exchange ratio within the approved range. On January 14, 2020, the Company received a second written notification from the NASDAQ Stock Market, indicating that the Company was eligible for an additional 180 calendar day period, from January 13, 2020 to July 13, 2020, to regain compliance with the minimum $1.00 per share bid price requirement for continued listing on the Nasdaq Capital Market, as the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2). On April 17, 2020, the Company received a written notification from the NASDAQ Stock Market, granting an extension to the grace period for regaining compliance with the minimum $1.00 per share bid price requirement up to September 25, 2020. The above extension was granted as part of Nasdaq’s determination to toll the compliance periods for all public companies, not meeting the continued listing requirements, such as the bid price requirement, due to the extraordinary market conditions and unprecedented turmoil in U.S financial markets. The Company could cure this deficiency if the closing bid price of its common stock was $1.00 per share or higher for at least ten consecutive business days during the grace period. During this time, the Company’s common stock would continue to be listed and trade on the Nasdaq Capital Market. On June 30, 2020, the Company’s common stock began trading on a split-adjusted basis, following a June 25, 2020 approval from the Company’s Board of Directors to reverse split the Company’s common stock at a ratio of one-for-sixteen. All share and per share amounts disclosed in the consolidated financial statements and notes give effect to this reverse stock split retroactively, for all periods presented. No fractional shares were issued in connection with the reverse split. Shareholders who would otherwise hold a fractional share of the Company’s common stock received a cash payment in lieu of such fractional share.

On July 15, 2020, the Company announced that The Nasdaq Stock Market had confirmed that the Company regained compliance with Nasdaq Listing Rule 5550(a)(2) concerning the minimum bid price of the Company’s common stock.

On September 30, 2020, the Company received written notification from The Nasdaq Stock Market (“Nasdaq”), indicating that because the closing bid price of the Company’s common stock for 30 consecutive business days, from August 18, 2020 to September 29, 2020, was below the minimum $1.00 per share bid price requirement for continued listing on the Nasdaq Capital Market, the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2). The Company subsequently regained compliance with the listing rule (Note 15).

ii)	Equity Offerings

On May 13, 2019, the Company completed a public offering of 262,500 Units, each unit consisting of (i) one common share, par value $0.0001 per share (a “Common Share”) or a pre-funded warrant to purchase one Common Share at an exercise price equal to $0.01 per common share (a “Pre-Funded Warrant”), (ii) one Class B Warrant to purchase one common share (a “Class B Warrant”) and (iii) one Class C Warrant to purchase one common share (a “Class C Warrant”), for $54.40 per unit. Under (i) above, the Company issued 172,812 common shares and 89,687 pre-funded warrants. All Pre-Funded Warrants have been exercised as of June 30, 2019 resulting in issuance of 89,687 Common Shares.  The offering was consummated in connection with the Company’s form F-1 originally filed with the SEC on October 20, 2017, which was further amended. The gross proceeds of the offering, before underwriting discounts and commissions and estimated offering expenses, were approximately $14,293. The net proceeds from the sale of common shares and warrants, after deducting underwriters’ fees and expenses, were approximately $12,647, which proceeds were used for general corporate purposes, including, among other things, prepaying debt.

On May 13, 2019, the Company sold 113,970 Units of the Company in a separate private placement to Jelco, or the Jelco Private Placement, each Unit consisting of (i) one Common Share, (ii) one Class B Warrant, and (iii) one Class C Warrant, for $54.40 per unit, to Jelco in exchange for, among other things, the waiver or forgiveness of certain payment obligations of the Company, pursuant to the Purchase Agreement (Note 7 & 8).

During April through August 2020, the Company raised $73,750 in proceeds net of underwriters fees and commissions or $71,835 in proceeds net of underwriters fees, commissions and other expenses, from two follow-on public offering, four registered direct offerings, and from the partial exercises of Class D warrants issued in the follow-on public offering as well as the full exercise of all warrants issued in four private placements that took place concurrently with the registered direct offerings (see below).

On April 2, 2020, the Company completed a follow-on public offering of 2,536,468 units (including the full exercise of the over-allotment option of 330,843 units granted to the underwriters), each unit consisting of one common share or pre-funded warrants in lieu of common shares and 40,583,500 Class D warrants to purchase an aggregate of 2,536,468 common shares of the Company, at a combined price of $2.72 per share and Class D warrant. On April 22, 2020, the exercise price of the Class D warrants was lowered from $2.72 per share initially to $1.92 per share and on June 8, 2020 was further reduced to $1.60 per share. The gross proceeds from the follow-on public offering were $6,899. Each Class D warrant has an exercise price of $1.60, is exercisable upon issuance and expires in April 2025.

On April 14, 2020, the Company sold 3,125,000 of its common shares in a registered direct offering at a price of $2.16 per share and private warrants to purchase an aggregate of 3,125,000 common shares of the Company in a concurrent private placement. The gross proceeds from the registered direct offering were $6,750.

On April 22, 2020, the Company sold 3,171,875 of its common shares in a registered direct offering at a price of $1.92 per share and private warrants to purchase an aggregate of 3,171,875 common shares of the Company in a concurrent private placement. The gross proceeds from the registered direct offering were $6,090.

On May 4, 2020, the Company sold 2,684,375 of its common shares in a registered direct offering at a price of $1.92 per share and private warrants to purchase an aggregate of 2,684,375 common shares of the Company in a concurrent private placement. The gross proceeds from the registered direct offering were $5,154.

On May 7, 2020, the Company sold 2,709,375 of its common shares in a registered direct offering at a price of $1.92 per share and private warrants to purchase an aggregate of 2,709,375 common shares of the Company in a concurrent private placement. The gross proceeds from the registered direct offering were $5,202.

On August 20, 2020, the Company completed an underwritten public offering of (i) 35,714,286 units, each unit consisting of one common shareor pre-funded warrants in lieu of common shares and 35,714,286 Class E Warrants to purchase an aggregate of 35,714,286 common shares of the Company, at a combined price of $0.70 per share and Class E warrant and (ii) 5,182,142 Class E Warrants purchased by the underwriters under their over-allotment option at a price of $0.01. The gross proceeds from public offering were $25,000.

On September 1, 2020, 2,582,142 common shares were issued following the partial exercise of the overallotment option granted to the underwriters related to the underwritten public offering which closed on August 20, 2020, in exchange for gross proceeds of $1,782.

In October 2020, 2,000,000 common shares were issued following the partial exercise of the remaining outstanding pre-funded warrants related to the underwritten public offering which closed on August 20, 2020, in exchange for gross proceeds of $20.

(b)	Warrants

On May 13, 2019, the Company sold a total of 376,470 Units in connection with the public offering and the Jelco Private Placement, with each Unit consisting of (i) one Common Share or Pre-Funded Warrant, (ii) one Class B Warrant and (iii) one Class C Warrant. Each Class B Warrant had an exercise price of $59.84 per share, which was adjusted to $16.00 on December 13, 2019 pursuant to the terms of the warrant agreement, is exercisable upon issuance and expires three years from issuance. The underwriters partially exercised an over-allotment option granted in connection with the offering and purchased an additional 630,000 Class B Warrants and 630,000 Class C Warrants, in each case to purchase 39,375 shares.  In connection with the Offering, the Company issued the representative of the underwriters a warrant to purchase 13,125 Common Shares (Representative Warrant). Each Class C Warrant had an exercise price of $59.84 per share, was exercisable upon issuance, and expired six months from issuance. Beginning on June 14, 2019, each Class C Warrant was exercisable on a cashless basis under certain circumstances for a number of common shares calculated according to a formula based on the market price at the time of exercise. Each Representative Warrant had an exercise price of $68.00 per share, which was adjusted to $16.00 on December 13, 2019 pursuant to the terms of the warrant agreement, and is exercisable at any time between November 9, 2019 and May 9, 2022.

In connection to the public offering and private placement that took place on May 13, 2019, 415,845 Class C Warrants and 415,845 Class B Warrants were issued. As of December 31, 2019, 6,594,029 Class C Warrants were exercised in a cashless exercise that resulted in the issuance of 1,129,226 common shares according to the terms of the Warrants’ Agreement. On November 13, 2019, all remaining unexercised Class C Warrants expired. No Class B Warrants and Representative Warrant have been exercised.

In connection with the public offering which closed on April 2, 2020, the Company granted to the representative of the underwriters 1,764,500 Class D warrants to purchase 110,281 common shares, at an exercise price of $3.40. The warrants expire in March 2023.

On May 20, 2020, the Company entered into a warrant exercise agreement with each holder of private warrants issued in the private placements in April and May 2020, pursuant to which such holders agreed to exercise their warrants to purchase 2,507,812 of the Company’s common shares, and the Company agreed to reduce the exercise price of the warrants to $1.44 per common share solely with respect to the exercise of the warrants pursuant to such agreements. The initial exercise price of such warrants was $1.92. The Company’s gross proceeds were $3,611.

On May 26, 2020, the Company entered into a warrant exercise agreement with each holder of private warrants issued in the private placements in April and May 2020, pursuant to which such holders agreed to exercise their warrants to purchase 4,953,813 of the Company’s common shares, and the Company agreed to reduce the exercise price of the warrants to $1.28 per common share solely with respect to the exercise of the warrants pursuant to such agreements. The initial exercise price of such warrants ranged from $2.16 and $1.92. The Company’s gross proceeds were $6,341.

On June 5, 2020, holders of private warrants issued in the private placements in April and May 2020 exercised their warrants to purchase 556,250 common shares at an exercise price of $1.92.  The Company’s gross proceeds were $1,068.

On June 8, 2020, the Company entered into a warrant exercise agreement with each holder of private warrants issued in the private placements in April and May 2020, pursuant to which such holders agreed to exercise their warrants to purchase 3,672,750 of the Company’s common shares, and the Company agreed to reduce the exercise price of the warrants to $1.60 per common share solely with respect to the exercise of the warrants pursuant to such agreements. The initial exercise price of such warrants was $1.92. The Company’s gross proceeds were $5,877. Following this exercise, no warrants under the private placements remained unexercised.

On June 8, 2020, the company entered into a warrant exercise agreement with each holder of Class D warrants pursuant to which public warrants were exercised to purchase 614,046 shares at a price of $1.60 per share. The Company’s gross proceeds were $982.

As of December 31, 2020, out of the 40,583,500 Class D Warrants from the April 2020 follow-on public offering, the Company has issued 2,263,421 common shares in exchange for gross proceeds of $4,100, including the $982 received under the June 8, 2020 Class D warrant exercise agreement. 4,368,750 Class D Warrants remain unexercised as of December 31, 2020, for the issuance of 273,046 shares at an exercise price of $1.60.

On August 20, 2020, the Company completed an underwritten public offering of (i) 35,714,286 units, each unit consisting of one common share or pre-funded warrants in lieu of common shares and 35,714,286 Class E Warrants to purchase an aggregate of 35,714,286 common shares of the Company, at a combined price of $0.70 per share and Class E warrant and (ii) 5,182,142 Class E Warrants purchased by the underwriters under their over-allotment option at a price of $0.01. Each Class E warrant has an exercise price of $0.70, is exercisable upon issuance and expires in August 2025. No Class E warrants were exercised within 2020. Some Class E warrants were subsequently exercised in 2021 (Note 15). All pre-funded warrants have been exercised as of December 31, 2020.

On December 31, 2020, the Company agreed to issue to Jelco (i) 7,986,913 warrants to purchase one common share at an exercise price of $0.70 and (ii) 955,730 pre-funded warrants with an exercise price of $0.0001 in lieu of such common shares as per the terms of the December 2020 SPA entered into with Jelco. These warrants were issued on January 8, 2021 and expire in January 2026.

The Company may at any time during the term of its warrants reduce the then current exercise price of each warrant to any amount and for any period of time deemed appropriate by the board of directors of the Company, subject to terms disclosed in each warrants’ agreements. The warrants also contain a cashless exercise provision, whereby if at the time of exercise, there is no effective registration statement, then the warrants can be exercised by means of a cashless exercise as disclosed in each warrants’ agreements.

All warrants are classified in equity, according to the Company’s significant accounting policy.

As of December 31, 2020, the number of common shares that can potentially be issued under each outstanding warrant are:

Warrant	Shares to be issued upon exercise of remaining warrants
Class A	47,916
Class B	415,845
Class D	273,046
Class E	40,896,428
Jelco Warrants	7,986,913
Pre-funded Warrants - Jelco (Note 15)	955,730
Representative Warrants	123,406
Total	50,699,284

The Class A Warrants and Class B Warrants are listed on the Nasdaq Capital Market under the symbols “SHIPW” and “SHIPZ”, respectively.